Long-Term Debt (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Securities sold under repurchase agreements	₨ 56,541.0	₨ 0.0
Securities sold under repurchase agreement
Debt Instrument [Line Items]
Securities sold under repurchase agreements		₨ 90,200.0
Interest rate		4.20%